Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other current assets [text block] [Abstract]
Schedule of other assets
	2020	2019
	USD ‘000	USD ‘000
Accrued interest income	4,213	2,580
Listing transaction deferred cost	—	1,855
Prepaid expenses	1,978	1,303
Refundable deposits	121	119
Employees receivables	7	60
Funds held in trust accounts	2,103	1,518
Income tax receivables	120	133
Trade receivables	13	7
Investments proceeds receivables	894	—
Others	113	179
	9,562	7,754